RELATED PARTY TRANSACTIONS - Remuneration (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Directors
Transactions with related parties
Remuneration	Rp 360	Rp 175	Rp 427
% of total expenses	0.39%	0.21%	0.57%
Board of Commissioners
Transactions with related parties
Remuneration	Rp 166	Rp 65	Rp 121
% of total expenses	0.18%	0.08%	0.16%